Unaudited Condensed Consolidated Statements of Stockholders’ Deficit - USD ($) $ in Thousands	Preferred Stock Redeemable Convertible Before Retroactive Application of Recapitalization [Member]	Preferred Stock Redeemable Convertible Retroactive Application of Recapitalization [Member]	Preferred Stock Redeemable Convertible As previously reported	Preferred Stock Redeemable Convertible As adjusted	Preferred Stock Redeemable Convertible	Common Stock Before Retroactive Application of Recapitalization [Member]	Common Stock Retroactive Application of Recapitalization [Member]	Common Stock As previously reported	Common Stock As adjusted	Common Stock	Additional Paid-in Capital Before Retroactive Application of Recapitalization [Member]	Additional Paid-in Capital Retroactive Application of Recapitalization [Member]	Additional Paid-in Capital As previously reported	Additional Paid-in Capital As adjusted	Additional Paid-in Capital	Accumulated Deficit Before Retroactive Application of Recapitalization [Member]	Accumulated Deficit Retroactive Application of Recapitalization [Member]	Accumulated Deficit As previously reported	Accumulated Deficit As adjusted	Accumulated Deficit	Accumulated Other Comprehensive Income Before Retroactive Application of Recapitalization [Member]	Accumulated Other Comprehensive Income Retroactive Application of Recapitalization [Member]	Accumulated Other Comprehensive Income As previously reported	Accumulated Other Comprehensive Income As adjusted	Accumulated Other Comprehensive Income	Before Retroactive Application of Recapitalization [Member]	Retroactive Application of Recapitalization [Member]	As previously reported	As adjusted	Total
Balance at Dec. 31, 2021										$ 2					$ 34,504					$ (55,896)										$ (21,390)
Balance (in Shares) at Dec. 31, 2021										9,806,143
Issuance of Series D-1, D-2, and D-3 redeemable convertible preferred stock upon conversion of convertible notes and SAFEs 1					$ 11,558
Issuance of Series D-1, D-2, and D-3 redeemable convertible preferred stock upon conversion of convertible notes and SAFEs 1 (in Shares)					2,771,551
Issuance of Series D-4, D-5, D-6 and D-7 redeemable convertible preferred stock upon acquisition 2					$ 52,201
Issuance of Series D-4, D-5, D-6 and D-7 redeemable convertible preferred stock upon acquisition 2 (in Shares)					6,803,550
Issuance of Series D-8 redeemable convertible preferred stock upon conversion of SAFE 3					$ 60,470
Issuance of Series D-8 redeemable convertible preferred stock upon conversion of SAFE 3 (in Shares)					8,171,662
Issuance of common stock in connection with business combination															27,295															27,295
Issuance of common stock in connection with business combination (in Shares)										2,884,550
Issuance of common stock warrants															3,589															3,589
Exercise of common stock options															105															105
Exercise of common stock options (in Shares)										335,496
Stock-based compensation															903															903
Net loss																				(29,477)										(29,477)
Foreign currency translation adjustment																									27					27
Balance at Dec. 31, 2022	$ 155,630	$ (155,630)	$ 124,229				$ 3		$ 3	$ 3	$ 34,997	$ 155,627	$ 31,892	$ 190,624	190,624	$ (85,373)		$ (29,477)	$ (85,373)	(85,373)	$ 27		$ 27	$ 27	27	$ (50,349)	$ 155,630	$ 27	$ 105,281	105,281
Balance (in Shares) at Dec. 31, 2022	34,311,133	(34,311,133)	17,746,763			6,959,618	12,972,811	3,220,046	19,932,429	19,932,429
Retroactive application of recapitalization					$ (124,299)					$ 1					124,228
Retroactive application of recapitalization (in Shares)					(17,746,763)					10,126,286
Exercise of common stock options															55															55
Exercise of common stock options (in Shares)										137,452
Stock-based compensation															1,022															1,022
Net loss																				(23,514)										(23,514)
Foreign currency translation adjustment																									1					1
Balance at Apr. 02, 2023										$ 3					191,701					(108,887)					28					82,845
Balance (in Shares) at Apr. 02, 2023										20,069,881
Balance at Dec. 31, 2022	$ 155,630	$ (155,630)	$ 124,229				$ 3		$ 3	$ 3	$ 34,997	$ 155,627	$ 31,892	$ 190,624	190,624	$ (85,373)		$ (29,477)	$ (85,373)	(85,373)	$ 27		$ 27	$ 27	27	$ (50,349)	$ 155,630	$ 27	$ 105,281	105,281
Balance (in Shares) at Dec. 31, 2022	34,311,133	(34,311,133)	17,746,763			6,959,618	12,972,811	3,220,046	19,932,429	19,932,429
Conversion of 2022 Convertible Notes into common stock										$ 2					40,950															$ 40,952
Conversion of 2022 Convertible Notes into common stock (in Shares)										5,460,075																				5,460,075
Issuance of common stock upon the reverse capitalization, net of offering costs										$ 2					4,586															$ 4,588
Issuance of common stock upon the reverse capitalization, net of offering costs (in Shares)										13,458,293
Reclassification of prepaid PIPE															3,500															3,500
Reclassification of prepaid PIPE (in Shares)										350,000
Reclassification of warrants between liabilities and equity															4,329															4,329
Reclassification of Legacy Complete Solaria Common stock into Complete Solaria Common Stock										(1)					2															1
Issuance of common stock in connection with forward purchase agreements															4,777															4,777
Issuance of common stock in connection with forward purchase agreements (in Shares)										1,050,000
Issuance of common stock in connection with forward purchase agreements due to related party										$ 1					30,712															30,713
Issuance of common stock in connection with forward purchase agreements due to related party (in Shares)										4,508,488
Issuance of common stock bonus shares in connection with Mergers															2,394															2,394
Issuance of common stock bonus shares in connection with Mergers (in Shares)										463,976
Residual Mergers proceeds															161															161
Modification of Carlyle warrant															(10,862)															(10,862)
Issuance of restricted stock units															52															52
Issuance of restricted stock units (in Shares)										98,097
Issuance of common stock to related party															5,000															5,000
Issuance of common stock to related party (in Shares)										3,676,470
Issuance of common stock warrants															(3,516)															(3,616)
Exercise of common stock options															57															$ 57
Exercise of common stock options (in Shares)										67,533																				67,534
Stock-based compensation															5,199															$ 5,199
Net loss																				(269,555)										(269,555)
Foreign currency translation adjustment																									116					116
Balance at Dec. 31, 2023										$ 7					277,965					(354,928)					143					(76,813)
Balance (in Shares) at Dec. 31, 2023										49,065,361
Exercise of common stock options															26															$ 26
Exercise of common stock options (in Shares)										31,176																				31,176
Stock-based compensation															1,341															$ 1,341
Net loss																				(9,588)										(9,588)
Foreign currency translation adjustment																									(45)					(45)
Balance at Mar. 31, 2024										$ 7					$ 279,332					$ (364,516)					$ 98					$ (85,079)
Balance (in Shares) at Mar. 31, 2024										49,096,537